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JEREMY SENDEROWICZ

jeremy.senderowicz@dechert.com
+212 641 5669 Direct
+212 698 3599 Fax

February 28, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management
Mail Stop 0505

Re:	Alternative Investment Partners Absolute Return Fund STS (“Feeder Fund”)
File Numbers 811-21831 & 333-140822

Alternative Investment Partners Absolute Return Fund (“Master Fund”)
File Numbers 811-21767 & 333-140821
(each a “Fund,” and collectively, the “Funds”)

Dear Mr. Greene:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 19 to each Fund’s Registration Statement on Form N-2 (each, an “Amendment”). Each Amendment is being filed to update each Fund’s financial statements and certain other non-material information.

We believe that each Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of each Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 18 to each Fund’s Registration Statement on Form N-2 filed on April 29, 2013. Selective review would serve to expedite the review process for each Fund as well as use the staff’s time more effectively. Pursuant to the requirements of IC-13768, each Fund will file a copy of this letter with its respective Amendment.

US Austin Boston Charlotte Hartford New York Orange County Philadelphia Princeton San Francisco Silicon Valley Washington DC

EUROPE Brussels London Luxembourg Moscow Munich Paris ASIA Beijing Hong Kong

February 28, 2014 Page 2

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz